UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10491
                                                     ---------------------

                         Nuveen Real Estate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  ANNUAL REPORT October 31, 2003

Nuveen
Closed-End
Exchange-Traded
Funds

                                                                          NUVEEN
                                                                     REAL ESTATE
                                                                     INCOME FUND
                                                                             JRS

HIGH CURRENT INCOME
FROM A PORTFOLIO OF
COMMERCIAL REAL ESTATE
INVESTMENTS

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

LOGO: NUVEEN Investments

PHOTO OF: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Perspective and Performance Overview sections of this report.

In this low interest rate environment, many have begun to wonder how real estate investments will perform if interest rates begin to rise. Regardless of which direction rates move, we believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that real estate investments, like your Nuveen Fund, can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen RealEstate Income Fund
(JRS)

Manager's
     PERSPECTIVE

The Fund is managed by a team of real estate investment professionals at Security Capital Research & Management Incorporated, a wholly-owned subsidiary of Bank One Corporation. Tony Manno and Ken Statz, who each have more than 21 years' experience in managing real estate investments, lead the team. Here they review the economic environment and performance of the Fund.


WHAT WERE THE MAJOR ECONOMIC DRIVERS OF THE U.S. REAL ESTATE MARKET DURING THIS 12-MONTH REPORTING PERIOD ENDED OCTOBER 31, 2003 AND HOW DID THOSE DRIVERS AFFECT THE REIT MARKET?

During this reporting period, the major economic factors impacting the real estate markets were low interest rates and a sluggish overall economy. Low interest rates directly impacted the real estate market as a whole. In particular, the commercial real estate market was affected in two principal ways: first, the continued lure of would-be apartment renters into homeownership further eroded the fundamentals of the apartment sector; and second, new homeowners and re-financers of existing home mortgages found a greater need and/or wherewithal to spend money on retail goods, helping to perpetuate a strong operating environment for mall and smaller shopping center owners.

The sluggish economy, particularly the business sector, also impacted the real estate market. During most of the reporting period, the U.S. economy appeared to move from "stagnant" to "fragile growth." This trend was of particular importance to the commercial real estate industry because of the crucial role business investments play in creating and sustaining marginal demand for most types of real estate. For example, the sluggish economy had a direct impact on rising vacancy rates and reducing rental rate pricing power (for newly signed leases only) for owners of office and apartment real estate.

Fortunately, the real estate capital markets, eg REITS, seem to have evolved substantially since the last such stagnant economy. Excessive over-building, which had been a feature of previous downturns, has been largely absent from this one.

As a result, real estate investments remained attractive during the 12-month reporting period ending October 31, 2003. Investors looked to real estate investments largely because of their core attributes--durable income and tangible value. The REIT market reflected these concurrent themes by generating significant returns in both the common equity and preferred equity markets. Depending on property type, company, and security, either the common stock or the more bond-like preferred stock of REITs presented the most appropriate opportunity for JRS' objective.

WHAT WERE THE KEY STRATEGIES AND TACTICS USED TO MANAGE JRS OVER THIS PERIOD?

During the reporting period, we continued to focus on those preferred and common securities that we believed were best positioned to generate sustainable income and potential price appreciation. In managing the portfolio, we sought to structure a diversified portfolio while taking into account company credit quality issues, sector and geographic exposure and security-type allocations. Each decision was based on a multi-layered analysis of the company, the real estate it owns, its management, and the relative price of the security.

One important tool we employed in attempting to manage JRS for income and long-term capital appreciation was the ability to shift the portfolio's allocation between preferred and common stocks based upon the relative attractiveness of these two distinct markets.

At the April 30, 2003 semiannual reporting date, the portfolio was split nearly evenly between preferred and common stock (48% and 52%, respectively, excluding cash equivalents). Such an allocation had been achieved to take advantage of the relative value and inherent stability of preferreds during a deteriorating market environment. Gradually, as markets began to stabilize and then show signs of future improvement, the relative value of select common stocks became more attractive. At the same time, a number of preferred securities in our portfolio had reached or exceeded our target valuations. In response to these changes, we shifted the portfolio substantially more toward common stocks during the second half of the fiscal year. As of October 31, 2003, the portfolio allocations were 36% preferred and 64% common stock (excluding cash equivalents). This shift was undertaken gradually, and it exemplifies the value of having such security-type flexibility.

WERE THERE ANY SPECIFIC AREAS OR TYPES OF PROPERTIES YOU FOCUSED ON IN
PARTICULAR?

Throughout the reporting period, the portfolio was well diversified by property type, geography and issuer. Again, JRS's ability to invest in preferred securities allowed us to capture attractive cash flows by assuming a priority position in the capital structure of cyclically depressed property types and issuers. An example of how this flexibility benefited JRS was our investment in apartment companies, many of which were under significant operating stress. By adjusting the Fund's allocation to apartments mainly through preferred stock holdings - which ranged between 51% and 79% of the allocation - we were able to be much more selective in our common stock investments, and still participate commensurately in the cash flows of this important component of the real estate industry.

A similar strategy was employed for office companies, in which the percentage of the allocation devoted to preferred stock ranged between 29% and 48%, and hotels, in which 88% to 100% was in preferred stock. We believe this extra layer of strategic flexibility enabled us to better diversify the portfolio by property type and issuer, without adding undue risks.

HOW DID THE FUND PERFORM OVER THE TWELVE MONTHS ENDED OCTOBER 31, 2003?

For the 12 months ended October 31, 2003, the Fund produced a 39.8% total return on net asset value. This compares with a 35.6% return over the same period for the Wilshire Real Estate Securities Index, an unmanaged index comprised of publicly traded REITs and REOCs. It is important to note that while the Fund has an active program of investing in preferred stocks, these are not included in the index. As of October 31, 2003, the Fund continued to trade at a premium to its net asset value.

In our opinion, the Fund represents a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen RealEstate Income Fund

Performance
   OVERVIEW As of October 31, 2003



JRS

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.81
--------------------------------------------------
Common Share Net Asset Value                $17.30
--------------------------------------------------
Net Assets Attributable to
Common Shares ($000)                      $486,814
--------------------------------------------------

TOP 5 COMMON                            % OF TOTAL
STOCK HOLDINGS                         INVESTMENTS
--------------------------------------------------
Mack-Cali Realty Corporation                  7.6%
--------------------------------------------------
The Macerich Company                          6.3%
--------------------------------------------------
Arden Realty, Inc.                            5.8%
--------------------------------------------------
HRPT Properties Trust                         5.1%
--------------------------------------------------
Nationwide Health Properties, Inc.            4.6%
--------------------------------------------------

TOP 5 PREFERRED                         % OF TOTAL
STOCK HOLDINGS                         INVESTMENTS
--------------------------------------------------
Crescent Real Estate Equities Company         6.2%
--------------------------------------------------
Home Properties, Inc.                         4.2%
--------------------------------------------------
Apartment Investment & Management
Company                                       3.9%
--------------------------------------------------
Federal Realty Investment Trust               3.3%
--------------------------------------------------
LaSalle Hotel Properties                      2.5%
--------------------------------------------------

                                        % OF TOTAL
TOP FIVE SECTORS                       INVESTMENTS
--------------------------------------------------
Office                                       35.5%
--------------------------------------------------
Multifamily                                  16.3%
--------------------------------------------------
Malls                                        12.9%
--------------------------------------------------
Shopping Centers                             12.4%
--------------------------------------------------
Healthcare                                    8.9%
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/01)
--------------------------------------------------
                              MARKET           NAV
--------------------------------------------------
1-Year                        35.40%        39.80%
--------------------------------------------------
Since Inception               18.72%        19.92%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE1
Nov                                      0.115
Dec                                      0.115
Jan                                      0.115
Feb                                      0.115
Mar                                      0.115
Apr                                      0.115
May                                      0.115
Jun                                      0.115
Jul                                      0.115
Aug                                      0.115
Sep                                      0.115
Oct                                      0.115


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14.57
                                         15.1
                                         15.12
                                         14.89
                                         14.92
                                         15.05
                                         14.88
                                         14.92
                                         15.02
                                         15.31
                                         15.2
                                         15.15
                                         15.29
                                         15.37
                                         15.4
                                         15.25
                                         15.59
                                         15.67
                                         15.71
                                         15.35
                                         15.55
                                         15.56
                                         15.99
                                         16
                                         15.88
                                         15.77
                                         15.99
                                         16.43
                                         16.46
                                         16.95
                                         16.65
                                         16.73
                                         16.8
                                         17.07
                                         17.22
                                         16.6
                                         16.5
                                         16.43
                                         16.4
                                         17
                                         16.7
                                         17.09
                                         16.96
                                         17.17
                                         16.96
                                         17.3
                                         17.46
                                         17.73
10/31/03                                 17.81


Pie Chart:
PORTFOLIO HOLDINGS BY TYPE OF INVESTMENT (AS A % OF TOTAL INVESTMENTS)
Common Stocks                            62%
Preferred Stocks                         35%
Short-Term Investments                    3%



1 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.038 per share.

Shareholder
      MEETING REPORT

The annual shareholder meeting was held on March 5, 2003, at the Northern Trust Bank, Chicago, Illinois.

                                                               JRS
--------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                      Common and
                                                   FundPreferred   FundPreferred
                                                   shares voting   shares voting
                                                     together as     together as
                                                         a class         a class
================================================================================
James E. Bacon*
   For                                                27,779,260              --
   Withhold                                              169,373              --
--------------------------------------------------------------------------------
    Total                                             27,948,633              --
================================================================================
William E. Bennett
   For                                                27,780,679              --
   Withhold                                              167,954              --
--------------------------------------------------------------------------------
    Total                                             27,948,633              --
================================================================================
Jack B. Evans
   For                                                27,782,675              --
   Withhold                                              165,958              --
--------------------------------------------------------------------------------
    Total                                             27,948,633              --
================================================================================
William L. Kissick
   For                                                        --           6,545
   Withhold                                                   --              40
--------------------------------------------------------------------------------
    Total                                                     --           6,585
================================================================================
Thomas E. Leafstrand
   For                                                27,788,415              --
   Withhold                                              160,218              --
--------------------------------------------------------------------------------
    Total                                             27,948,633              --
================================================================================
Timothy R. Schwertfeger
   For                                                        --           6,545
   Withhold                                                   --              40
--------------------------------------------------------------------------------
    Total                                                     --           6,585
================================================================================
Sheila W. Wellington
   For                                                27,767,505              --
   Withhold                                              181,128              --
--------------------------------------------------------------------------------
    Total                                             27,948,633              --
================================================================================

*    James Bacon retired as a trustee of the Fund, effective July 1, 2003.

                Report of
                   INDEPENDENT AUDITORS



THE BOARD OF TRUSTEES AND SHAREHOLDERS

NUVEEN REAL ESTATE INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Real Estate Income Fund as of October 31, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period November 15, 2001 (commencement of operations) through October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Real Estate Income Fund at October 31, 2003, and the results of its operations for the year then ended and the statement of changes in its net assets and financial highlights for the year then ended and for the period November 15, 2001 (commencement of operations) through October 31, 2002 in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Chicago, Illinois
December 12, 2003


                            Nuveen Real Estate Income Fund (JRS)
                            Portfolio of
                                    INVESTMENTS October 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMON STOCKS - 85.0% (62.1% OF TOTAL INVESTMENTS)

                HEALTHCARE - 11.6%

    1,672,300   Nationwide Health Properties, Inc.                                                                     $ 30,603,090

    1,740,300   Senior Housing Properties Trust                                                                          25,913,067


------------------------------------------------------------------------------------------------------------------------------------
                HOTEL - 0.7%

      400,400   Hersha Hospitality Trust                                                                                  3,483,480


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 5.9%

      890,400   First Industrial Realty Trust, Inc.                                                                      28,759,920


------------------------------------------------------------------------------------------------------------------------------------
                MALLS - 12.1%

      807,600   Glimcher Realty Trust                                                                                    17,104,968

    1,044,100   The Macerich Company                                                                                     41,972,820


------------------------------------------------------------------------------------------------------------------------------------
                MULTIFAMILY - 11.0%

      276,300   Amli Residential Properties Trust                                                                         7,029,072

      309,000   Apartment Investment & Management Company - Series A                                                     12,638,100

      385,000   Archstone-Smith Trust                                                                                    10,279,500

      516,400   Avalonbay Communities, Inc.                                                                              23,583,988


------------------------------------------------------------------------------------------------------------------------------------

                OFFICE - 34.6%

    1,388,800   Arden Realty, Inc.                                                                                       38,844,736

      114,900   Highwoods Properties, Inc.                                                                                2,849,520

    3,642,100   HRPT Properties Trust                                                                                    34,090,056

    1,351,500   Mack-Cali Realty Corporation                                                                             50,938,035

      580,500   Maguire Properties, Inc.                                                                                 12,654,900

    1,305,600   Reckson Associates Realty Corporation                                                                    29,010,431


------------------------------------------------------------------------------------------------------------------------------------
                SHOPPING CENTERS - 8.6%

      413,800   Federal Realty Investment Trust                                                                          15,703,710

    1,159,400   New Plan Excel Realty Trust                                                                              26,318,380


------------------------------------------------------------------------------------------------------------------------------------
                STORAGE - 0.5%

       76,900   Public Storage, Inc.                                                                                      2,207,030
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $338,147,476)                                                                 413,984,803
                --------------------------------------------------------------------------------------------------------------------


                PREFERRED STOCKS - 48.3% (35.2% OF TOTAL INVESTMENTS)

                HEALTHCARE - 0.5%

       32,558   Nationwide Health Properties, Inc. - Series A, 7.677%                                                     2,575,136


------------------------------------------------------------------------------------------------------------------------------------
                HOTEL - 5.4%

      360,000   Boykin Lodging Company - Series A, 10.500%                                                                9,918,000

      600,000   LaSalle Hotel Properties - Series A, 10.250%                                                             16,500,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 2.7%

      497,623   PS Business Parks, Inc. - Series F, 8.750%                                                               13,361,178


                                       7

                            Nuveen Real Estate Income Fund (JRS) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MALLS - 5.5%

      140,000   CBL & Associates Properties, Inc. - Series B, 8.750%                                                    $ 7,665,000

                Glimcher Realty Trust:
      237,300    Series B, 9.250%                                                                                         6,017,928
      125,000    Series F, 9.250%                                                                                         3,237,500

                The Mills Corp.:
      123,200    Series C, 9.000%                                                                                         3,279,584
      225,000    Series E, 8.750%                                                                                         5,962,500

       24,500   Taubman Centers, Inc. - Series A, 8.300%                                                                    620,095


------------------------------------------------------------------------------------------------------------------------------------
                MULTIFAMILY - 11.4%

                Apartment Investment & Management Company:
       91,600    Series G, 9.375%                                                                                         2,518,084
       51,050    Series Q, 10.100%                                                                                        1,387,539
      803,500    Series R, 10.000%                                                                                       22,015,900
      970,000   Home Properties, Inc. - Series F, 9.000%                                                                 27,761,400

       51,300   United Dominion Realty Trust, Inc. - Series B, 8.600%                                                     1,390,230


------------------------------------------------------------------------------------------------------------------------------------
                OFFICE - 14.2%

      203,500   Alexandria Real Estate Equities, Inc. - Series B, 9.100%                                                  5,596,250

      200,000   Corporate Office Properties Trust - Series G, 8.000%                                                      5,264,000

                Crescent Real Estate Equities Company:
      835,100    Series A (Convertible), 6.750%                                                                          18,789,750
      850,000    Series B, 9.500%                                                                                        22,839,500

                Highwoods Properties, Inc.:
       12,141    Series A, 8.625%                                                                                        11,473,245
       33,600    Series B, 8.000%                                                                                           845,712

      150,000   Lexington Corporate Properties Trust - Series 8.050%                                                      3,915,000


------------------------------------------------------------------------------------------------------------------------------------
                SHOPPING CENTERS - 8.3%

                Developers Diversified Realty Corporation:
       96,200    Series F, 8.600%                                                                                         2,607,020
      480,000    Series G, 8.000%                                                                                        12,897,600

      816,000   Federal Realty Investment Trust - Series B, 8.500%                                                       21,974,880

      125,000   Saul Centers, Inc. - Series A, 8.000%                                                                     3,125,000


------------------------------------------------------------------------------------------------------------------------------------
                STORAGE - 0.3%

                Shurgard Storage Centers, Inc.:
       30,000    Series C, 8.700%                                                                                           763,950
       24,600    Series D, 8.750%                                                                                           672,810
------------------------------------------------------------------------------------------------------------------------------------
                Total Preferred Stocks (cost $212,702,604)                                                              234,974,791
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (COST $18,270,000) - 3.8% (2.7% OF TOTAL INVESTMENTS)

$      18,270   State Street Bank Repurchase Agreement, dated 10/31/03, due 11/03/03,                                    18,270,000
=============    repurchase price $18,271,416, collateralized by U.S. Treasury Bonds
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $569,120,080) - 137.1%                                                          667,229,594
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.8)%                                                                   (8,415,239)
                --------------------------------------------------------------------------------------------------------------------
                Taxable Auctioned Preferred Shares, at Liquidation Value - (35.3)%                                     (172,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $486,814,355
                ====================================================================================================================


                (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                                 See accompanying notes to financial statements.


                                       8


                Statement of
                     ASSETS AND LIABILITIES October 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $569,120,080)                                                                       $667,229,594
Cash                                                                                                                            607
Receivables:
   Dividends                                                                                                              2,730,222
   Interest                                                                                                                     472
Other assets                                                                                                                 23,721
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      669,984,616
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                                                         3,125,000
Interest rate swaps, at value                                                                                             7,521,042
Accrued expenses:
   Management fees                                                                                                          333,229
   Other                                                                                                                    172,367
Taxable Auctioned Preferred share dividends payable                                                                          18,623
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                  11,170,261
------------------------------------------------------------------------------------------------------------------------------------
Taxable Auctioned Preferred shares, at liquidation value                                                                172,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $486,814,355
====================================================================================================================================
Common shares outstanding                                                                                                28,133,755
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                                $      17.30
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    281,338
Paid-in surplus                                                                                                         399,808,810
Undistributed (Over-distribution of) net investment income                                                              (14,990,672)
Accumulated net realized gain from investment transactions                                                               10,795,588
Net unrealized appreciation of investments and interest rate swap transactions                                           90,919,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                 $486,814,355
====================================================================================================================================
Authorized shares:
   Common                                                                                                                 Unlimited
   Taxable Auctioned Preferred                                                                                            Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       9


                Statement of
                      OPERATIONS Year Ended October 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                              $ 32,908,378
Interest                                                                                                                     94,049
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                  33,002,427
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           5,379,926
Net interest expense on interest rate swap transactions                                                                   4,404,017
Taxable Auctioned Preferred shares - auction fees                                                                           425,416
Taxable Auctioned Preferred shares - dividend disbursing agent fees                                                          22,500
Shareholders' servicing agent fees and expenses                                                                              11,241
Custodian's fees and expenses                                                                                               125,759
Trustees' fees and expenses                                                                                                  53,314
Professional fees                                                                                                            92,487
Shareholders' reports - printing and mailing expenses                                                                       145,061
Stock exchange listing fees                                                                                                   2,828
Investor relations expense                                                                                                   85,955
Other expenses                                                                                                               25,830
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                                     10,774,334
   Custodian fee credit                                                                                                        (910)
   Expense reimbursement                                                                                                 (1,801,689)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                              8,971,735
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    24,030,692
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                                                       14,955,847
Change in net unrealized appreciation (depreciation) of investments                                                     106,540,733
Change in net unrealized appreciation (depreciation) of interest rate swap transactions                                   1,684,638
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                                               123,181,218
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                                                                               (2,107,289)
From accumulated net realized gains from investments                                                                        (93,304)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to Taxable Auctioned Preferred shareholders        (2,200,593)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                                 $145,011,317
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       10


                Statement of
                    CHANGES IN NET ASSETS
                                                                                                                            FOR THE
                                                                                                                    PERIOD 11/15/01
                                                                                                                      (COMMENCEMENT
                                                                                                       YEAR ENDED    OF OPERATIONS)
                                                                                                         10/31/03  THROUGH 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                $ 24,030,692      $ 28,380,355
Net realized gain from investments                                                                     14,955,847         4,692,936
Change in net unrealized appreciation (depreciation) of investments                                   106,540,733        (8,431,219)
Change in net unrealized appreciation (depreciation) of interest rate swap transactions                 1,684,638        (8,874,861)
Distributions to Taxable Auctioned Preferred shareholders:
   From net investment income                                                                          (2,107,289)       (1,906,748)
   From accumulated net realized gains from investments                                                   (93,304)         (620,986)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                145,011,317        13,239,477
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                            (38,804,610)      (24,691,256)
From accumulated net realized gains from investments                                                   (1,068,203)       (7,070,702)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   Common shareholders                                                                                (39,872,813)      (31,761,958)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                            --       401,689,500
   Net proceeds from shares issued to shareholders due to reinvestment of distributions                   382,555            39,666
Taxable Auctioned Preferred shares offering costs                                                           3,544        (2,017,208)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from capital share transactions                    386,099       399,711,958
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                                105,524,603       381,189,477
Net assets applicable to Common shares at the beginning of period                                     381,289,752           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                          $486,814,355      $381,289,752
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                      $(14,990,672)     $  1,890,535
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       11


                Notes to
                       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

Nuveen Real Estate Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the American Stock Exchange and trade under the ticker symbol "JRS." The Fund was organized as a Massachusetts business trust on August 27, 2001.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($15,000) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

The Fund seeks to provide high current income by investing primarily in a portfolio of income-producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as Real Estate Investment Trusts ("REITs").

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked price. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on an accrual basis (see Dividends and Distributions to Common Shareholders for REIT income recognition policy).

Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. The Fund's policy is to pass through to its shareholders, each month, substantially all REIT distributions it receives, together with other operating income less operating expenses. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period is not known until after both the fiscal and calendar year ends. For the twelve months ended December 31, 2002, the character of distributions to the Fund from REITs was 71.47% ordinary income, 12.21% long-term and short-term capital gains, and 16.32% return of REIT capital.

The Fund applies a percentage estimate, such as those shown above, or uses a similar estimation of the breakdown of income type, to its receipts from REITs and treats as income in the Statement of Operations only the amount of ordinary income so calculated. The Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when REITs inform their shareholders of the actual breakdown of income type.

During the period, the Fund treats each distribution to its shareholders from the portfolio REITs as being entirely from net investment income. The Fund recharacterizes those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, at the beginning of the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in the Fund's portfolio. Recharacterizations are reflected in the accompanying financial statements. Consequently, the financial statements may reflect an over-distribution of net investment income that is at least partly attributable to the fact that, as of the date of the financial statements, some of the amounts received by the Fund from portfolio REITs, but none of the dividends paid by the Fund to shareholders from the portfolio REITs, during the current fiscal year, will have been treated as something other than ordinary income.

The Fund may also generate capital gains from trading investments in its portfolio which are distributed to shareholders not less frequently than annually. Such capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Taxable Auctioned Preferred Shares

The Fund has issued and outstanding 1,720 Series M, 1,720 Series T, 1,720 Series W and 1,720 Series F, $25,000 stated value Taxable Auctioned Preferred shares. The dividend rate on each series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.

Interest Rate Swap Transactions

The Fund is authorized to enter into hedging transactions, including interest rate swap transactions. The Fund uses interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Taxable Auctioned Preferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to the swap counterparty on interest rate swaps is limited to the net amount of interest payments that the Fund is to receive. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations, by having the Adviser continually monitor the financial stability of the swap counterparties.

At October 31, 2003, the Fund had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
             NOTIONAL                                                    TERMINATION         APPRECIATION
               AMOUNT                FIXED RATE        FLOATING RATE*           DATE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
          $43,000,000                    4.0225%              1.1200%        2/06/05          $(1,295,068)
           43,000,000                    4.8000               1.1200         2/06/07           (2,651,119)
           43,000,000                    5.1900               1.1200         2/06/09           (3,244,036)
----------------------------------------------------------------------------------------------------------
                                                                                              $(7,190,223)
==========================================================================================================
*Based on LIBOR (London Interbank Offered Rate)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

                Notes to
                    FINANCIAL STATEMENTS (continued)



Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share. The Fund's share of Common share offering costs ($843,000) were recorded as a reduction of the proceeds from the sale of the Common shares.

Costs incurred by the Fund in connection with its offering of Taxable Auctioned Preferred shares ($2,013,664) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net asset applicable to Common shares from operations during the reporting period. Significant estimates used in the preparation of the accompanying financial statements includes estimating the composition of REIT distributions received by the Fund during the reporting period. Actual amounts may differ from those estimates.

2. FUND SHARES

During the fiscal year ended October 31, 2003, 24,199 Common shares were issued to shareholders due to reinvestment of distributions.

During the period November 15, 2001 (commencement of operations) through October 31, 2002, 28,100,000 Common shares and 6,880 Taxable Auctioned Preferred shares were sold. In addition, 2,556 Common shares were issued to shareholders due to reinvestment of distributions during the period November 15, 2001 (commencement of operations) through October 31, 2002.

3. SECURITIES TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the fiscal year ended October 31, 2003, aggregated $158,554,111 and $168,127,987, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments was as follows:

--------------------------------------------------------------------------------
Cost of investments                                                 $568,778,898
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments and interest rate swap transactions at October 31, 2003, were as follows:

-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $98,534,021
   Depreciation                                                      (7,273,548)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and interest
   rate swap transactions                                           $91,260,473
===============================================================================

The tax components of undistributed net ordinary income and net realized gains at October 31, 2003, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                          $--
Undistributed net long-term capital gains                                     --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, were as follows:

2003
--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $42,073,264
Distributions from net long-term capital gains                                --
================================================================================

2002
--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $25,313,542
Distributions from net long-term capital gains                         5,722,287
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended October 31, 2003 and October 31, 2002, respectively.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the Fund's average daily managed assets. "Managed assets" means the average daily net assets of the Fund including assets attributable to Taxable Auctioned Preferred shares and the principal amount of borrowings, if any.

AVERAGE DAILY MANAGED ASSETS                                      MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages the investment portfolio of the Fund. Security Capital is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

                Notes to
                    FINANCIAL STATEMENTS (continued)



For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
NOVEMBER 30,                                NOVEMBER 30,
--------------------------------------------------------------------------------

2001*                    .30%                    2007                       .25%
2002                     .30                     2008                       .20
2003                     .30                     2009                       .15
2004                     .30                     2010                       .10
2005                     .30                     2011                       .05
2006                     .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond November 30, 2011.

Subadvisor Acquisition

On November 24, 2003, Banc One Investment Advisors Corporation, an indirect, wholly-owned subsidiary of Bank One Corporation acquired Security Capital. Pursuant to the Investment Company Act of 1940, the change in ownership of Security Capital caused the existing sub-advisory agreement to terminate, and shareholders of the Fund are required to approve a new subadvisory agreement with Security Capital. At the Fund's annual shareholder meeting on January 20, 2004, shareholders will consider approval of the new sub-advisory agreement. If shareholders approve the new sub-advisory agreement, it will become effective on or about the date of the annual meeting.

Currently, Security Capital is acting as sub-adviser to the Fund under an Interim Sub-Advisory Agreement approved by the Fund's Board of Trustees. In the event that shareholders do not approve the new sub-advisory agreement, the Interim Sub-Advisory Agreement will remain in effect until expiration or termination and the Board will take such action as it deems to be in the best interests of the Fund and its shareholders.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Fund declared a dividend distribution of $.1150 per Common share which was paid on December 1, 2003, to shareholders of record on November 15, 2003.

Change in Fiscal Year End

The Board of Trustees of the Fund approved a change in the Fund's fiscal year end from October 31 to December 31 upon completion of the Fund's October 31, 2003 fiscal year.

                Financial
                       HIGHLIGHTS

                                    Financial
                                           HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                              Less Distributions
                                -----------------------------------------------------------------  ------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from
                                                                Investment         Capital
                                                                 Income to        Gains to                Net
                     Beginning                       Net           Taxable         Taxable         Investment    Capital
                        Common                 Realized/         Auctioned       Auctioned          Income to   Gains to
                         Share         Net    Unrealized         Preferred       Preferred             Common     Common
                     Net Asset  Investment    Investment            Share-          Share-             Share-     Share-
                         Value      Income   Gain (Loss)           holders+        holders+  Total    holders    holders    Total
==================================================================================================================================
Year Ended 10/31:
2003                    $13.56       $ .85         $4.38            $ (.07)           $ --   $5.16     $(1.38)     $(.04)  $(1.42)
2002(a)                  14.33        1.02          (.46)             (.07)           (.02)    .47       (.89)      (.25)   (1.14)
==================================================================================================================================

                                                            Total Returns
                                                        --------------------
                        Offering
                       Costs and
                         Taxable                                       Based
                       Auctioned      Ending                              on
                       Preferred      Common             Based        Common
                           Share       Share   Ending       on     Share Net
                    Underwriting   Net Asset   Market   Market         Asset
                       Discounts       Value    Value    Value**       Value**
==============================================================================
Year Ended 10/31:
2003                        $ --      $17.30   $17.81    35.40%        39.80%
2002(a)                     (.10)      13.56    14.40     3.30          2.09
==============================================================================

                                                     Ratios/Supplemental Data
                    ---------------------------------------------------------------------------------------------
                                    Before Credit/Reimbursement         After Credit/Reimbursement***
                                   -----------------------------    ---------------------------------
                                                  Ratio of Net                        Ratio of Net
                                      Ratio of      Investment        Ratio of          Investment
                         Ending       Expenses       Income to        Expenses           Income to
                            Net     to Average         Average      to Average             Average
                         Assets     Net Assets      Net Assets      Net Assets          Net Assets
                     Applicable     Applicable      Applicable      Applicable          Applicable     Portfolio
                      to Common      to Common       to Common       to Common           to Common      Turnover
                    Shares (000)        Shares++        Shares++        Shares++            Shares++        Rate
=================================================================================================================
Year Ended 10/31:
2003                   $486,814          2.51%            5.17%           2.09%               5.59%           26%
2002(a)                 381,290          2.12*            6.71*           1.72*               7.11*           37
=================================================================================================================

                         Cumulative Taxable Auctioned
                          Preferred at End of Period
                    --------------------------------------
                      Aggregate    Liquidation
                         Amount     and Market       Asset
                    Outstanding          Value    Coverage
                           (000)     Per Share   Per Share
==========================================================
Year Ended 10/31:
2003                   $172,000        $25,000     $95,758
2002(a)                 172,000         25,000      80,420
==========================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common shares and each Ratio of Net
     Investment Income to Average Net Assets Applicable to Common Shares
     includes the effect of the net interest expense paid on interest rate swap transactions as follows:
     2003      1.03
     2002(a)    .68*
(a)  For the period November 15, 2001 (commencement of operations) through
     October 31, 2002.


                                 See accompanying notes to financial statements.


                                  18-19 spread

                Trustees
                       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at six. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------

Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Trustee                    Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Trustee            2001    Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Trustee            1999    President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Trustee            1992    Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Trustee            1992    Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Trustee            1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606


                                       20


                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606


                                       21


                Trustees
                       AND OFFICERS (CONTINUED)

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606


                                       22

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                Build Your Wealth
                       AUTOMATICALLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF TRUSTEES
William E. Bennett
JackB. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     EAN-F-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.